Note 11 - Business Segments and Significant Customers (Details) - Percentage Of Sales By Segment	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Business Segments and Significant Customers (Details) - Percentage Of Sales By Segment [Line Items]
Percentage Of Sales From Continuing Operations	100.00%	100.00%	100.00%
Greens Creek [Member]
Note 11 - Business Segments and Significant Customers (Details) - Percentage Of Sales By Segment [Line Items]
Percentage Of Sales From Continuing Operations	100.00%	71.80%	74.80%
Lucky Friday [Member]
Note 11 - Business Segments and Significant Customers (Details) - Percentage Of Sales By Segment [Line Items]
Percentage Of Sales From Continuing Operations		28.20%	25.20%